Deposits - Summary of Deposits and Components (Detail) - CAD ($) $ in Millions	Jul. 31, 2023	Oct. 31, 2022
Disclosure Of Deposits [Line items]
Deposits	$ 704,505	$ 697,572
Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	124,804
Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	221,583
Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	358,118
Financial liabilities at carrying value [member]
Disclosure Of Deposits [Line items]
Held at amortized cost	670,431	670,770
Financial liabilities at fair value [member]
Disclosure Of Deposits [Line items]
Designated at fair value	34,074	26,802
Personal [member]
Disclosure Of Deposits [Line items]
Deposits	235,601	232,095
Personal [member] | Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	13,876
Personal [member] | Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	127,641
Personal [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	94,084
Business and government [member]
Disclosure Of Deposits [Line items]
Deposits	394,491	397,188
Business and government [member] | Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	97,331
Business and government [member] | Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	93,869
Business and government [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	203,291
Bank [member]
Disclosure Of Deposits [Line items]
Deposits	22,094	22,523
Bank [member] | Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	13,597
Bank [member] | Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	73
Bank [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	8,424
Secured borrowings [member]
Disclosure Of Deposits [Line items]
Deposits	52,319	45,766
Secured borrowings [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	52,319
Canada [member] | Non interest bearing deposits [member]
Disclosure Of Deposits [Line items]
Deposits	85,275	93,801
Canada [member] | Interest bearing deposits with banks [member]
Disclosure Of Deposits [Line items]
Deposits	473,908	447,409
USA [member] | Non interest bearing deposits [member]
Disclosure Of Deposits [Line items]
Deposits	13,413	17,053
USA [member] | Interest bearing deposits with banks [member]
Disclosure Of Deposits [Line items]
Deposits	91,372	92,333
Other International [Member] | Non interest bearing deposits [member]
Disclosure Of Deposits [Line items]
Deposits	5,880	6,452
Other International [Member] | Interest bearing deposits with banks [member]
Disclosure Of Deposits [Line items]
Deposits	$ 34,657	$ 40,524